Real Estate Investments (Schedule of Revenue from External Customers and Long-Lived Assets, by Geographic Areas) (Details) - Geographic Concentration Risk - Annualized Rental Income	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Texas
Revenues from External Customers and Long-Lived Assets [Line Items]
Entity wide revenue percentage	12.70%	12.40%
North Carolina
Revenues from External Customers and Long-Lived Assets [Line Items]
Entity wide revenue percentage	11.90%	11.60%